COMMITMENT AND CONTINGENCIES (Details Narrative) - Distoken Acquisition Corporation [Member]							1 Months Ended	12 Months Ended
	Apr. 10, 2024 CNY (¥)	Mar. 05, 2024 CNY (¥)	May 04, 2023 CNY (¥)	May 04, 2023 CNY (¥)	Feb. 17, 2023 CNY (¥) ¥ / shares shares	Feb. 16, 2023 CNY (¥)	Apr. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($)
Subsidiary, Sale of Stock [Line Items]
Stock option, per share | ¥ / shares					¥ 10.20						¥ 10.00		¥ 10.00
Gross proceeds					¥ 70,380,000	¥ 25,000			¥ 69,000,000
Prepaid expenses | $										$ 31,250		$ 63,366		$ 2,000
Condition Percentage								50.00%	50.00%
Accrued expenses								¥ 70,000	¥ 0
Vendor Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Legal and consulting fee							¥ 500,000
Vendor agreement, description							(i) $200,000 upon the execution of the agreement, (ii) $100,000 upon the execution of a definitive agreement for the Business Combination; and (iii) $200,000 upon submission of the proxy statement for the Business Combination to the SEC.
Installment payment	¥ 50,000		¥ 200,000				¥ 850,000
Prepaid expenses											¥ 30,065		¥ 30,065
Accrued Professional Fees		¥ 500,000
Cash paid to vendor		(i) $200,000, which had already been paid, (ii) $50,000 by no later than March 15, 2024; (iii) $100,000 upon execution of the business combination agreement, or the merger agreement, as the case may be; and (iv) $150,000 upon submission of the S-4/F-4 proxy to the SEC. Additionally, if the Business Combination closes, the Company will make a final additional payment of $950,000.
Cash paid to vendor				¥ 200,000
Retain amount													¥ 169,935
Business combination fees								561,904
Related party transaction liability incurred								210,073
Accrued expenses								¥ 351,831
Vendor Agreement [Member] | Retainer [Member]
Subsidiary, Sale of Stock [Line Items]
Installment payment									169,935
Lock Up Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Condition Percentage								50.00%
Exceeds percentage | ¥ / shares								¥ 12.50
I Banker Securities Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination, percentage										4.00%	4.00%	4.00%	4.00%
Gross proceeds								¥ 2,760,000	¥ 2,760,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option, granted | shares									900,000
Stock option, exercised | shares					900,000
Stock option, per share | ¥ / shares					¥ 10.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option, per share | ¥ / shares					¥ 10.00
Underwriting cash discount per unit | ¥ / shares								¥ 0.30	¥ 0.30
Underwriter cash discount								¥ 2,070,000	¥ 2,070,000
Gross proceeds					¥ 69,000,000
Condition Percentage								80.00%	80.00%
IPO [Member] | I Banker Securities Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination, percentage										1.00%	1.00%	1.00%	1.00%
Gross proceeds								¥ 690,000	¥ 690,000